Strategic Partners Asset Allocation Funds
Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102-4077



October 9, 2003



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Strategic Partners Asset Allocation Funds ("Registrant")
	1933 Act File No. 333-60561
	1940 Act File No. 811-08915

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for Registrant do not differ from those contained in Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on October 2, 2003. If you have any questions concerning this filing, please contact me at 973-367-1495.


Very truly yours,


/s/ Lori E. Bostrom
Lori E. Bostrom
Secretary